SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 19, 2019	Dec. 31, 2018
Aggregate consideration	$ 5,407		$ 3,456
Shares issued	8,272,908		5,330,684
Private Placement [Member]
Aggregate consideration		$ 4,760
Purchase price		$ 1.75
Shares issued		2,720,178